Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Price Adjustment Shares [Member]	Public and Private Warrant
Beginning balance (in shares) at Dec. 31, 2022		193,014,155
Beginning balance at Dec. 31, 2022	$ 73,865	$ 0	$ (125,624)	$ (85)	$ 331	$ 199,243
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(81,100)					(81,100)
Other comprehensive income (loss)	719				719
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	18,998		18,998
Exercise of share option, vested RSUs and ESPP (in shares)		10,216,773
Stock Issued During Period, Value, Stock Options Exercised			21,730
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 0
Reclassification and release of Restricted Sponsor Shares	0
Ending balance (in shares) at Dec. 31, 2023		203,230,928
Ending balance at Dec. 31, 2023	34,212	$ 0	(84,896)	(85)	1,050	118,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(283,007)					(283,007)
Other comprehensive income (loss)	1,036				1,036
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	30,575		30,575
Exercise of share option, vested RSUs and ESPP (in shares)		9,688,962
Stock Issued During Period, Value, Stock Options Exercised	20,479		20,479
Reclassification and release of Restricted Sponsor Shares	113,136		113,136
Price Adjustment Shares [Member]	254,766		254,766
Publicand PrivateWarrants	$ 164,823		164,823
Conversion of preferred shares (in shares)							11,495,722	10,109,085
Ending balance (in shares) at Dec. 31, 2024	234,524,697
Ending balance at Dec. 31, 2024	$ 336,020	$ 0	498,883	(85)	2,086	(164,864)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	78,326					78,326
Other comprehensive income (loss)	134				134
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 44,892		44,892
Exercise of share option, vested RSUs and ESPP (in shares)	5,559,075	10,552,067
Common Stock, Capital Shares Reserved for Future Issuance		3,504,278
Stock Issued During Period, Value, Stock Options Exercised	$ 24,946		24,946
Stock Issued During Period, Value, Employee Stock Purchase Plan		$ 0
Issuance of Price Adjustments Value		0
Reclassification and release of Restricted Sponsor Shares	$ 0
Conversion of preferred shares (in shares)							15,000,000
Ending balance (in shares) at Dec. 31, 2025	248,581,042
Ending balance at Dec. 31, 2025	$ 484,318	$ 0	$ 568,721	$ (85)	$ 2,220	$ (86,538)